Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Details of Securities
The amortized cost, unrealized gains and losses, and approximate fair value of our securities available for sale and held-to-maturity securities are presented in the following tables. Gross unrealized gains and losses represent the difference between the amortized cost and the fair value of securities on the balance sheet as of the dates indicated. Accordingly, the amount of these gains and losses may change in the future as market conditions change.

	2025				2024
December 31, Dollars in millions	Amortized Cost (a)(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost(a)(b)	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
SECURITIES AVAILABLE FOR SALE
U.S. Treasury, agencies, and corporations	$7,842	$61	$17	$7,886	$8,928	$20	$44	$8,904
Agency residential collateralized mortgage obligations	10,269	4	1,708	8,565	11,409	8	2,193	9,224
Agency residential mortgage-backed securities	19,451	201	457	19,195	16,038	3	872	15,169
Agency commercial mortgage-backed securities	4,284	1	335	3,950	4,927	—	517	4,410
Total securities available for sale	$41,846	$267	$2,517	$39,596	$41,302	$31	$3,626	$37,707
HELD-TO-MATURITY SECURITIES
Agency residential collateralized mortgage obligations	$4,026	$8	$176	$3,858	$4,577	$3	$332	$4,248
Agency residential mortgage-backed securities	2,374	12	13	2,373	151	—	17	134
Agency commercial mortgage-backed securities	2,121	1	139	1,983	2,333	—	203	2,130
Asset-backed securities(c)	77	—	2	75	308	—	8	300
Other securities	24	—	—	24	26	—	1	25
Total held-to-maturity securities	$8,622	$21	$330	$8,313	$7,395	$3	$561	$6,837

(a)Amortized cost amounts exclude accrued interest receivable which is recorded within “other assets” on the balance sheet. At December 31, 2025, accrued interest receivable on available for sale securities and held-to-maturity securities totaled $121 million and $26 million, respectively. At December 31, 2024, accrued interest receivable on available for sale securities and held-to-maturity securities totaled $109 million and $21 million, respectively.
(b)Excluded from the amortized cost of securities available for sale are basis adjustments for securities designated in active fair value hedges. Basis adjustments totaled $99 million and $(6) million as of December 31, 2025 and December 31, 2024, respectively. The securities being hedged are primarily U.S Treasuries, Agency RMBS, and Agency CMBS.
(c)Amortized costs includes $74 million of securities as of December 31, 2025, and $303 million of securities as of December 31, 2024, related to the purchase of senior notes from a securitization collateralized by sold indirect auto loans.

Schedule of Securities in an Unrealized Loss Position
The following table summarizes securities in an unrealized loss position for which an allowance for credit losses has not been recorded as of December 31, 2025, and December 31, 2024:

	Duration of Unrealized Loss Position
	Less than 12 Months		12 Months or Longer		Total
Dollars in millions	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
Securities available for sale:
U.S. Treasury, agencies, and corporations	$—	$—	$525	$17	$525	$17
Agency residential collateralized mortgage obligations	—	—	7,677	1,708	7,677	1,708
Agency residential mortgage-backed securities	1,226	7	5,583	450	6,809	457
Agency commercial mortgage-backed securities	7	—	3,777	335	3,784	335
Held-to-maturity securities:
Agency residential collateralized mortgage obligations	240	2	3,023	174	3,263	176
Agency residential mortgage-backed securities	526	2	125	11	651	13
Agency commercial mortgage-backed securities	—	—	1,914	139	1,914	139
Asset-backed securities	—	—	75	2	75	2
Other securities	5	—	6	—	11	—
Total securities in an unrealized loss position	$2,004	$11	$22,705	$2,836	$24,709	$2,847
December 31, 2024
Securities available for sale:
U.S. Treasury, agencies, and corporations	$3,647	$8	$508	$36	$4,155	$44
Agency residential collateralized mortgage obligations	91	—	8,108	2,193	8,199	2,193
Agency residential mortgage-backed securities	11,364	254	3,145	618	14,509	872
Agency commercial mortgage-backed securities	50	1	4,360	516	4,410	517
Held-to-maturity securities:
Agency residential collateralized mortgage obligations	569	18	3,387	314	3,956	332
Agency residential mortgage-backed securities	—	—	134	17	134	17
Agency commercial mortgage-backed securities	—	—	2,060	203	2,060	203
Asset-backed securities	—	—	300	8	300	8
Other securities	7	—	8	1	15	1
Total securities in an unrealized loss position	$15,728	$281	$22,010	$3,906	$37,738	$4,187

Schedule of Realized Gain (Loss)
The following table presents gross realized gains and losses associated with our securities available for sale portfolio for the noted periods. Realized losses for the year ended December 31, 2024, relate primarily to the strategic repositioning completed in the third and fourth quarters of 2024.

Year ended December 31, Dollars in millions	2025	2024	2023
Securities available for sale
Realized gains	$—	$—	$4
Realized (losses)	—	(1,863)	(8)

Schedule of Securities by Maturity

	Securities Available for Sale		Held-to-Maturity Securities
December 31, 2025	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Dollars in millions
Due in one year or less	$3,070	$3,085	$472	$467
Due after one through five years	10,796	10,504	2,231	2,176
Due after five through ten years	21,855	20,214	4,796	4,671
Due after ten years	6,125	5,793	1,123	999
Total	$41,846	$39,596	$8,622	$8,313